Supplementary Financial Information (Schedule Of Quarterly Information) (Details) - USD ($) $ in Millions	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Financial Information [Abstract]
Operating revenues (Note 4)		$ 991	$ 1,068	$ 964	$ 935	$ 958	$ 1,071	$ 948	$ 943
Operating income	$ 293	184	247	197	160	162	250	196	169	$ 740		$ 788	$ 777	$ 779
Net income	$ 194	$ 77	$ 157	$ 112	$ 73	$ 77	$ 163	$ 110	$ 81	$ 426	$ 343	$ 419	$ 431	$ 432